Other assets impairments, restructuring and other items - Schedule of Other Assets Impairments, Restructuring and Other Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Impairment Costs [Line Items]
Impairment of long-lived tangible assets	[1]	$ 769	$ 1,024	$ 28
Contingent consideration		54	303	548
Restructuring		225	74	111
Other		1	(14)	30
Total		$ 1,050	$ 1,388	$ 718
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairments Restructuring And Others	Impairments Restructuring And Others	Impairments Restructuring And Others

[1]	Including impairments related to exit and disposal activities.